Financial Instruments Fair Value Disclosures - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Weighted average cost of capital discount rate	14.10%	14.60%
Decrease in long term sales growth rate	25.00%	25.00%